Information about financial instruments - Schedule of Present Fair Values of Derivative Financial Instruments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) EUR (€)	Dec. 31, 2021 USD ($) EUR (€)	Dec. 31, 2020 USD ($) EUR (€)
Disclosure of financial liabilities [line items]
Fair value	$ 76,815,000	$ 85,511,000	$ 96,694,000
Financial assets, at fair value	(20,256,000)	(20,054,000)	(37,058,000)
Loss transferred from other comprehensive income to the statement of operations	143,000	53,000	150
Level 2 | Cash flow hedges
Disclosure of financial liabilities [line items]
Financial assets, at fair value	142,000	50,000	84,000
Cash flow hedges | Financial Assets Measured At Fair Value Through Other Comprehensive Income
Disclosure of financial liabilities [line items]
Financial assets, at fair value	142,000	50,000	84,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Disclosure of financial liabilities [line items]
Fair value		10,081,000	12,395,000
Financial instruments at fair value through other comprehensive income | Cash flow hedges | Level 2
Disclosure of financial liabilities [line items]
Fair value	$ 3,203,000	$ 10,081,000	$ 12,395,000
Cash flow hedge | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	3,000	5,000	2,250
Fair value	$ 142,000	$ (50,000)	$ 84,000
Cash flow hedge | Forward contracts | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	3,000	5,000	2,250
Fair value	$ 142,000	$ (50,000)	$ 84,000
Cash flow hedge | Options | Financial instruments at fair value through other comprehensive income
Disclosure of financial liabilities [line items]
Notional Amount | €	0	0	0
Fair value	$ 0	$ 0	$ 0